SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Schedule of Operations by Reportable Segment
Year ended December 31, 2012	DSS Printing	DSS Plastics	DSS Packaging	DSS Digital	Corporate	Total

Revenues from external customers	$3,640,000	$2,966,000	$9,428,000	$1,081,000	$-	$17,115,000
Revenues from transactions with other operating segments of the Company	625,000	-	91,000	-	-	716,000
Interest Expense	-	-	151,000	8,000	69,000	228,000
Stock based compensation	-	-	-	-	847,000	847,000
Depreciation and amortization	95,000	187,000	415,000	86,000	62,000	845,000
Net (loss) profit	(207,000)	(60,000)	431,000	(354,000)	(4,091,000)	(4,281,000)
Capital Expenditures	-	68,000	28,000	129,000	20,000	245,000
Identifiable assets	2,146,000	1,951,000	7,189,000	1,036,000	1,928,000	14,250,000
Income tax (benefit)	-	-	-	-	19,000	19,000

Year ended December 31, 2011	DSS Printing	DSS Plastics	DSS Packaging	DSS Digital	Corporate	Total

Revenues from external customers	$4,009,000	$2,769,000	$5,940,000	$666,000	$-	$13,384,000
Revenues from transactions with other operating segments of the Company	769,000	-	-	-	-	769,000
Interest Expense	8,000	17,000	116,000	13,000	105,000	259,000
Stock based compensation	-	-	-	-	399,000	399,000
Change in fair value of derivative liability	-	-	-	-	361,000	361,000
Depreciation and amortization	141,000	226,000	360,000	23,000	17,000	767,000
Net (loss) profit	(1,636,000)	(126,000)	92,000	(34,000)	(1,518,000)	(3,222,000)
Capital Expenditures	15,000	307,000	1,552,000	-	72,000	1,946,000
Identifiable assets	1,459,000	2,106,000	7,381,000	872,000	1,004,000	12,822,000
Income tax (benefit)	-	-	-	-	(150,000)	(150,000)